Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,330,000
Total Fee Amount	3,359.98
Total Offset Amount	0
Net Fee	$ 3,359.98
Offset Table N/A	N/A